UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-3207

General Money Market Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:      11/30

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
General Money Market Fund, Inc.
February 28, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--31.5%	Principal Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24% - 0.25%, 3/26/15 - 6/4/15	550,000,000		550,000,000
BNP Paribas (Yankee)
0.25%, 6/3/15	250,000,000		250,000,000
Commonwealth Bank of Australia (Yankee)
0.25%, 3/23/15	200,000,000	a,b	200,000,000
Credit Industriel et Commercial (Yankee)
0.20%, 3/18/15	78,000,000		78,000,000
DnB Bank (Yankee)
0.23%, 5/18/15	15,000,000	b	15,000,000
DZ Bank AG (Yankee)
0.28%, 5/22/15	300,000,000		300,000,000
HSBC Bank USA (Yankee)
0.23%, 3/25/15 - 4/1/15	77,000,000		77,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.25%, 5/1/15	100,000,000	b	100,000,000
Mizuho Bank Ltd/NY (Yankee)
0.24% - 0.25%, 4/9/15 - 5/14/15	700,000,000		700,000,000
National Australia Bank (Yankee)
0.24%, 3/10/15	100,000,000	a,b	100,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/20/15	250,000,000		249,997,226
Norinchukin Bank/NY (Yankee)
0.23%, 4/17/15 - 5/19/15	350,000,000		350,000,000
Oversea-Chinese Banking Corp./NY (Yankee)
0.22%, 5/18/15	100,000,000		100,000,000
Rabobank Nederland/NY (Yankee)
0.24%, 6/9/15	50,000,000		50,000,000
Standard Chartered Bank (Yankee)
0.21%, 3/2/15	200,000,000	b	200,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.23% - 0.26%, 3/11/15 - 5/7/15	400,000,000	b	400,000,000
Sumitomo Mitsui Trust Bank (Yankee)
0.23% - 0.24%, 4/22/15 - 5/7/15	500,000,000		500,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/27/15	250,000,000		250,000,000
Wells Fargo Bank, NA
0.27% - 0.28%, 3/2/15 - 4/9/15	300,000,000	a	300,000,000
Total Negotiable Bank Certificates of Deposit
(cost $4,769,997,226)			4,769,997,226
Commercial Paper--31.2%
ASB Finance Ltd.
0.27%, 3/23/15	125,000,000	a,b	124,997,662
Bank of Nova Scotia
0.28%, 8/5/15	500,000,000	b	499,389,444
Barclays US CCP Funding LLC
0.12%, 3/2/15	200,000,000	b	199,999,333
BNP Paribas Finance Inc.
0.23%, 4/2/15 - 4/21/15	325,000,000		324,924,451

Caisse Centrale Desjardn
0.26%, 4/23/15	150,000,000	a,b	150,000,000
Credit Agricole
0.16%, 4/1/15	500,000,000		499,931,111
Credit Suisse New York
0.23%, 4/13/15	261,000,000		260,928,298
DBS Bank Ltd./Singapore
0.25%, 7/6/15	200,000,000	b	199,823,611
Erste Abwicklungsanstalt
0.26% - 0.27%, 7/17/15 - 8/3/15	242,000,000	b	241,750,515
General Electric Capital Corp.
0.25% - 0.28%, 7/29/15 - 9/1/15	330,000,000		329,589,222
JP Morgan Securities LLC (3A3)
0.27%, 4/7/15	50,000,000		49,986,125
Mitsubishi UFJ Trust and Banking Corp.
0.23%, 5/22/15	33,000,000	b	32,982,712
National Australia Bank
0.27%, 7/6/15	200,000,000	b	199,813,028
National Australia Funding (DE) Inc.
0.26%, 5/14/15	400,000,000	a,b	400,000,000
Oversea-Chinese Banking Corp./NY
0.24%, 5/21/15 - 6/3/15	300,000,000		299,832,333
Rabobank Nederland/NY
0.30%, 9/2/15	350,000,000		349,469,410
Sumitomo Mitsui Banking Corp.
0.26%, 3/13/15	50,000,000	b	49,995,667
Westpac Banking Corp.
0.25% - 0.28%, 3/23/15 - 5/12/15	500,000,000	a,b	500,000,000
Total Commercial Paper
(cost $4,713,412,922)			4,713,412,922
Asset-Backed Commercial Paper--5.3%
Collateralized Commercial Paper II Co., LLC
0.30% - 0.36%, 6/9/15 - 9/3/15	425,000,000	b	424,491,833
Collateralized Commercial Paper Program Co., LLC
0.30%, 5/6/15	200,000,000		199,890,000
Regency Markets No. 1 LLC
0.15%, 3/13/15	174,019,000	b	174,010,299
Total Asset-Backed Commercial Paper
(cost $798,392,132)			798,392,132
Time Deposits--25.9%
Australia and New Zealand Banking Group Ltd. (Grand Cayman)
0.06%, 3/2/15	508,000,000		508,000,000
Credit Agricole (Grand Cayman)
0.06%, 3/2/15	200,000,000		200,000,000
Credit Industriel et Commercial (Grand Cayman)
0.07%, 3/2/15	650,000,000		650,000,000
DnB Bank (Grand Cayman)
0.05%, 3/2/15	400,000,000		400,000,000
Lloyds Bank (London)
0.05%, 3/2/15	700,000,000		700,000,000
Natixis New York (Grand Cayman)
0.05%, 3/2/15	509,000,000		509,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.05%, 3/2/15	700,000,000		700,000,000
Swedbank (Grand Cayman)

	0.05%, 3/2/15	250,000,000		250,000,000
	Total Time Deposits
	(cost $3,917,000,000)			3,917,000,000
	U.S. Government Agency--.3%
	Federal Home Loan Bank
	0.00%, 3/2/15
	(cost $50,000,000)	50,000,000		50,000,000
	U.S. Treasury Notes--.8%
	0.12%, 5/31/15
	(cost $115,580,247)	115,000,000		115,580,247
	Repurchase Agreements--5.0%
	Barclays Capital, Inc.
	0.03%-0.04%, dated 2/27/15, due 3/2/15 in the amount
	of $224,000,580 (fully collateralized by $174,848,300
	U.S. Treasury Bonds, 3.38%, due 5/15/44, value
	$204,000,081 and $24,476,900 U.S. Treasury Notes,
	0.50%, due 11/30/16, value $24,480,046)	224,000,000		224,000,000
	BNP Paribas Prime Brokerage Inc.
	0.32%, dated 12/15/14, due 4/6/15 in the amount of
	$125,003,333 (fully collateralized by Various Common
	Stocks, value $137,500,004)	125,000,000	c	125,000,000
	SG Americas Securities, LLC
	0.30%, dated 10/2/14-10/3/14, due 4/6/15 in the
	amount of $400,010,000 (fully collateralized by
	Various Common Stocks, value $440,000,011)	400,000,000	c	400,000,000
	Total Repurchase Agreements
	(cost $749,000,000)			749,000,000
	Total Investments (cost $15,113,382,527)	100.0%		15,113,382,527
	Cash and Receivables (Net)	.0%		1,945,484
	Net Assets	100.0%		15,115,328,011

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these
	securities amounted to $4,212,254,104 or 27.9% of net assets.
c	Investment has a put feature and a variable or floating rate. The interest rate shown is the current rate as of February
	28, 2015 and changes periodically. The maturity date reflects early termination date.

At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	15,113,382,527
Level 3 - Significant Unobservable Inputs	-
Total	15,113,382,527

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,

credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)